Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses [Abstract]
Accrued consulting and professional fees		$ 119	$ 730
Accrued research and development current		235	679
Other		83	143
Accrued expenses	$ 767	$ 437	$ 1,552